Long-Term Investments (Tables)	6 Months Ended
Jun. 30, 2024
Long-Term Investments [Abstract]
Schedule of Long-Term Investments	The Company’s long-term investments consist of the following:
	As of June 30, 2024	As of December 31, 2023

Equity method investments:
Shidong (Suzhou) Investment Co., Ltd. (“Suzhou Investment”)	$35,428	$36,967
Shenzhen Jiazhong Creative Capital LLP (“Jiazhong”)	1,816,165	1,772,594
Equity investments without readily determinable fair value:
Beijing Jinshuibanlv Technology Co., Ltd. (“Jinshuibanlv”)	1,100,837	1,126,776
Hangzhou Zhongfei Aerospace Health Management Co., Ltd. (“Zhongfei”)	412,814	422,541
Shanghai Zhongren Yinzhirun Investment Management Partnership (“Yinzhirun”)	275,209	281,694
Jiangxi Cheyi Tongcheng Car Networking Tech Co., Ltd.(“Cheyi”)	218,477	223,626
Chengdu Wanchang Enterprise Management Consulting Partnership (Limited Partnership) (“Wanchang”)	68,802	70,424
Shanghai Outu Home Furnishings Co., Ltd. (“Outu”)	68,802	70,424
Zhejiang Qianshier Household Co., Ltd.(“Qianshier”)	68,802	70,424
Taizhou Jiamenkou Auto Greengrocer’s Delivery Technology Co., Ltd. (“Jiamenkou”)	68,802	70,424
Zhejiang Yueteng Information Technology Co., Ltd. (“Yueteng”)	68,802	70,424
Shidong Funeng(Ruzhou) Industry Development Co., Ltd.( “Funeng”)	37,153	38,029
Dongguan Zhiduocheng Car Service Co., Ltd. (“Car Service”)	24,769	25,352
Subtotal	4,264,862	4,279,699
Less: impairment	(2,344,467)	(2,399,713)
Total	$1,920,395	$1,879,986